Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation

16. Share-based compensation

In May 2006, the Group adopted the 2006 Equity Incentive Plan (the “2006 Option Plan”) which allows the Group to offer a variety of incentive awards to employees, officers, directors or individual consultants or advisors who render services to the Group and authorized the issuance of 24,133,000 ordinary shares. Under the 2006 Option Plan, the share options and SARs are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Group’s board of directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years. Certain share options and SARs granted vest immediately upon grant, and certain share options and SARs granted vest upon the satisfaction of certain performance targets. The proceeds from the exercise of the SARs by the grantee will be equity settled by delivery of equivalent fair value of ordinary shares of the Group.

In 2010, the Group granted RSUs to its employees that require no exercise price with one-twelfth to vest on the last day of each three-month period during the three years following the grant date. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

The Group recorded compensation expense of $1,845,885, $215,171 and $129,673 for the years ended December 31, 2009, 2010 and 2011, respectively. In connection with the acquisition of Yiyang Yukang, the Group granted 900,000 performance-based share options in 2009 under the 2006 Option Plan. These share options were to vest in three equal tranches of 300,000 share options each upon Yiyang Yukang meeting certain earnings targets in 2008 to 2010 (refer to Note 3). As the earnings targets for 2009 and 2010 were not met, the Group did not record any compensation expenses for the second and third tranches of share options.

The fair value of each share option granted in 2009 was estimated on the date of grant using the binomial option-pricing formula. The risk-free interest rate for periods within the contractual life of the share option is based on the yield of ten-year USD Chinese International Government Bond with similar time maturity of the share option valued as of grant date. The Group uses historical data to estimate share option exercise and employee termination within the pricing formula. The contractual life of the share option is ten years. Expected volatilities are based on the weighted average historical volatility of the Group and the comparable companies with the time period commensurate with the expected time period.

2009
Average risk-free interest rate	4.48%
Contractual life of the share option	10 years
Average expected volatility rate	72.98%
Average dividend yield	0%

The fair value of each RSU granted in 2010 was based on quoted market price of the Group’s ordinary share on the grant date.

A summary of the share options and SARs activities for the year ended December 31, 2011 and the information regarding the share options and SARs outstanding as of December 31, 2011 were as follows:

	Number of share options/ SARs	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Share options/SARs outstanding at January 1, 2011	14,635,810	$2.71
Granted	—	$—
Forfeited	(4,457,263)	$2.39
Exercised	(556,581)	$1.58

Share options/SARs outstanding at December 31, 2011	9,621,966	$2.93	1.89 years	$—

Share options/SARs vested or expected to vest at December 31, 2011	9,621,966	$2.93	1.89 years	$—

Share options/SAR exercisable at December 31, 2011	9,621,966	$2.93	1.89 years	$—

The weighted-average fair value of share options and SARs granted in 2009, 2010 and 2011 was $1.05, nil and nil, respectively. The total fair value of options and SARs vested in 2009, 2010 and 2011 was $1,873,984, $101,859 and nil, respectively. The aggregate intrinsic value of options and SARs exercised in 2009, 2010 and 2011 was $298, $18,000 and $155,202, respectively.

A summary of the RSUs activities for the year ended December 31, 2011 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2011	347,044	$1.40
Granted	—	$—
Forfeited	(158,474)	$1.40
Vested	(105,288)	$1.40

Nonvested at December 31, 2011	83,282	$1.40

As of December 31, 2011, there was $103,974 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2006 Option Plan, which is expected to be recognized over a weighted-average period of 1.33 years.